Share based payment arrangements	12 Months Ended
Dec. 31, 2020
Share based payment arrangements
Share based payment arrangements

6. Share based payment arrangements

Share option plan

On April 7, 2017, voxeljet AG established a share option plan that entitles key management personnel and senior employees of voxeljet AG and its subsidiaries to purchase shares of the parent company.

Total options available under the share option plan are 372,000. 279,000 options (75%, Tranche 1) were granted on April 7, 2017. 93,000 options (25%, Tranche 2) were granted on April 12, 2018.

The vesting conditions include a service condition (the options vest after a period of four years of continued service from the respective grant date) and a market condition (the options may only be exercised if the share price exceeds the exercise price over a period of 90 consecutive days by at least 20% in the period between the grant date and the respective exercise time frame) of which both conditions must be met.

The fair value of the employee share option plan has been measured for Tranches 1 and 2 using a Monte Carlo simulation. The market condition has been incorporated into the fair value at grant date.

The inputs used in the measurement of the fair value at grant date are as follows:

	Tranche 1	Tranche 2
Parameter
Share price at grant date	USD 13.80	USD 16.15
Exercise price	USD 13.90	USD 16.15
Expected volatility	55.00%	58.40%
Expected dividends	--	--
Risk-free interest rate	2.49%	2.85%
Fair value at grant date	USD 8.00	USD 9.74

	December 31,
	2020		2019
	Number of options	Weighted-average exercise price (USD)	Number of options	Weighted-average exercise price (USD)
Outstanding at January 1	353,400	14.46	353,400	14.46
Granted during the year	--	--	--	--
Exercised during the year	--	--	--	--
Forfeited during the year	--	--	--	--
Outstanding at December 31	353,400	14.46	353,400	14.46
Exercisable at December 31	--	--	--	--

The respective expected volatility has been based on an evaluation of the historical volatility of the Company’s share price as at the grant date. As at December 31, 2020 no options are exercisable and 353,400 options are outstanding. The weighted-average contractual life of the options at December 31, 2020 amounts to 6.5 years (December 31, 2019: 7.5 years).

The expense recognized in the statement of comprehensive loss totaled kEUR 671, kEUR 671 and kEUR 604 for the years ended December 31, 2020, 2019 and 2018, respectively.

Increase of minority shareholding of voxeljet China

Set out below is summarized financial information for the subsidiary that has non-controlling interests that are material to the Group. The amounts disclosed for the subsidiary are based on IFRS and before inter-company eliminations.

December 31,
2020
(€ in thousands)
voxeljet China Co. Ltd.
Summarized balance sheet

Current assets	2,603
Current liabilities	4,351

Current net liabilities	1,748

Non-current assets	1,831
Non-current liabilities	852

Non-current net assets	979

Net liabilities	769

Accumulated NCI	(155)

Year Ended December 31,
2020
(€ in thousands)
voxeljet China Co. Ltd.
Summarized statement of comprehensive income

Revenue	2,179
Loss for the period	(473)
Other comprehensive income	--
Total comprehensive loss	(473)

Loss allocated to NCI	(142)

Year Ended December 31,
2020
(€ in thousands)
voxeljet China Co. Ltd.
Summarized cash flows

Cash flows from operating activities	(1,504)
Cash flows from investing activities	(39)
Cash flows from financing activities	963

Net increase/ (decrease) in cash and cash equivalents	(580)

On March 1, 2019, voxeljet China moved into a new facility. The minority shareholder of voxeljet China has increased its shareholding in the entity from 4.175% to 30% through an in-kind capital contribution of a lease contract on the new facility. The lease term under IFRS 16 of the contract is six years, including a rent-free period during the first three years. The transaction is accounted for as a share-based payment transaction under IFRS 2 and resulted in an increase of non-controlling interest of kEUR 216 and capital reserves of kEUR 604. The Company also recorded a right-of-use asset of kEUR 813 and the corresponding lease liability on the commencement date of the lease. The fair value of the lease contract was measured based on the market observable lease payment of comparable properties in close proximity from the voxeljet China facility.

The Company has not disclosed prior period information, as management considers it as not material.